UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Mr. Masashi Terachi
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2013

Date of reporting period:     November 1, 2012 – January 31, 2013

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2013

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
SOUTH KOREAN EQUITY SECURITIES
Automotive Equipment and Parts
Hyundai Mobis	42,559	$6,554,014	$11,146,629	$4,592,615	11.8
Automotive service components
Total Automotive Equipment and Parts		6,554,014	11,146,629	4,592,615	11.8

Banking and Financial Services
KB Financial Group Inc	60,720	2,104,745	2,170,645	65,900	2.3
Commercial banking services
Total Banking and Financial Services		2,104,745	2,170,645	65,900	2.3

Chemicals and Pharmaceuticals
Celltrion, Inc.	57,461	1,222,251	1,354,466	132,215	1.4
Biopharmaceutical products
Total Chemicals and Pharmaceuticals		1,222,251	1,354,466	132,215	1.4

Consumer Electronics
Samsung Electronics Co., Ltd.	15,002	9,726,063	19,962,961	10,236,898	21.2
Consumer electronics, computers, and telecommunications
SK Hynix Inc	162,840	3,399,282	3,651,390	252,108	3.9
Semiconductors
Total Consumer Electronics		13,125,345	23,614,351	10,489,006	25.1

Information and Software
NCsoft Corporation	26,727	4,700,227	3,389,507	(1,310,720)	3.6
Online gaming
Total Information and Software		4,700,227	3,389,507	(1,310,720)	3.6

Insurance
Dongbu Insurance Co., Ltd.	128,800	4,793,071	5,527,643	734,572	5.9
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	13,676	2,487,711	2,771,245	283,534	2.9
Non-life insurance
Total Insurance		7,280,782	8,298,888	1,018,106	8.8

Miscellaneous Manufacturing
CJ CheilJedang Corporation	11,149	3,149,332	3,801,168	651,836	4.0
Food and life science business
Finetec Corporation	151,605	675,691	1,012,873	337,182	1.1
Superconducting materials
Huvis Corporation	114,270	1,143,790	1,170,885	27,095	1.2
Textile products and services
Korea Zinc Co., Ltd.	11,179	3,001,760	3,944,949	943,189	4.2
Non-ferrous metals
Lock&Lock Co., Ltd.	107,150	2,370,034	2,658,662	288,628	2.8
Plastic food storage
Woongjin Coway Co., Ltd.	28,220	1,043,350	1,226,663	183,313	1.3
Water purifiers and home appliances
Youngone Corporation *	90,294	2,934,555	2,934,555	0	3.1
Outdoor sportswear and shoes
Total Miscellaneous Manufacturing		14,318,512	16,749,755	2,431,243	17.7

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2013

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Services
Cheil Worldwide Inc.	60,210	$1,017,156	$1,239,435	$222,279	1.3
Marketing communications
CJ CGV Co., Ltd.	45,960	1,140,065	1,554,301	414,236	1.6
Movie theaters
iMarketKorea Inc.	47,320	1,097,485	989,312	(108,173)	1.0
Maintenance, repair, and operations procurement services
Paradise Co., Ltd.	62,246	441,243	1,098,297	657,054	1.2
Casinos, spas, and hotels
Samsung Engineering Co., Ltd.	33,064	3,761,707	4,724,904	963,197	5.0
Engineering and construction
Total Services		7,457,656	9,606,249	2,148,593	10.1

Transportation
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	37,710	837,975	1,032,714	194,739	1.1
Shipbuilding
Hanjin Shipping Co., Ltd.	189,290	2,230,858	2,035,264	(195,594)	2.2
Marine transportation
Hyundai Glovis Co., Ltd.	9,682	1,820,481	1,806,210	(14,271)	1.9
Domestic and International logistic services
Total Transportation		4,889,314	4,874,188	(15,126)	5.2

Wholesale
GS Retail Company Ltd.	55,300	1,374,031	1,392,461	18,430	1.5
Owns and operates various stores and online retail businesses
Hyundai Greenfood Co., Ltd.	173,920	2,679,075	2,629,194	(49,881)	2.8
Wholesale and distributon of food
Orion Corp	1,894	1,772,221	1,770,142	(2,079)	1.9
Food and confectionary
Total Wholesale		5,825,327	5,791,797	(33,530)	6.2

TOTAL SOUTH KOREAN EQUITY SECURITIES		$67,478,173	$86,996,475	$19,518,302	92.2

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account	2,159,934	2,130,346	(29,588)	2.3
TOTAL INVESTMENTS IN FOREIGN CURRENCY	2,159,934	2,130,346	(29,588)	2.3

TOTAL INVESTMENTS	$69,638,107	$89,126,821	$19,488,714	94.5

OTHER ASSETS LESS LIABILITIES, NET		5,246,472		5.5

NET ASSETS		$94,373,293		100.0

* Non-Income Producing Security
Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $21,199,020.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,680,718.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2013.

Korean won	1,088.16	= $1.00

The tax basis of investments, exclusive of investments in foreign currencies of $2,159,934, at January 31, 2013 was $67,478,173.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013.  Level 1 – quoted prices in active markets for identical investments. Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.). Level 3 – (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in Securities
Level 1
Equity Securities	$86,996,475
Foreign Currency	2,130,346
Level 2	-0-
Level 3	-0-
Total	$89,126,821

During the quarter ended January 31, 2013, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Masashi Terachi
        Masashi Terachi, President
        (Principal Executive Officer)

Date:  March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Masashi Terachi
        Masashi Terachi
        (Principal Executive Officer)

Date:  March 25, 2013

By:  /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  March 25, 2013